Intangible asset - Summary of Intangible Assets (Detail) - USD ($) $ in Thousands	12 Months Ended
	Nov. 30, 2020	Nov. 30, 2019
Cost
Beginning Balance	$ 27,480
Ending Balance	24,529	$ 27,480
Net carrying amounts
Intangible assets	24,529	27,480
Cost
Cost
Beginning Balance	37,074	22,303
Additions		14,771
Ending Balance	37,074	37,074
Net carrying amounts
Intangible assets	37,074	22,303
Cost | Commercialization Rights Trogarzo North America
Cost
Beginning Balance	11,972	5,207
Additions		6,765
Ending Balance	11,972	11,972
Net carrying amounts
Intangible assets	11,972	5,207
Cost | Commercialization rights- Trogarzo®European Territory
Cost
Beginning Balance	7,612	3,055
Additions		4,557
Ending Balance	7,612	7,612
Net carrying amounts
Intangible assets	7,612	3,055
Cost | Commercialization rights – EGRIFTA SV®
Cost
Beginning Balance	14,041	14,041
Ending Balance	14,041	14,041
Net carrying amounts
Intangible assets	14,041	14,041
Cost | Oncology Platform
Cost
Beginning Balance	3,449
Additions		3,449
Ending Balance	3,449	3,449
Net carrying amounts
Intangible assets	3,449	3,449
Accumulated amortization
Accumulated amortization
Beginning balance	9,594	7,182
Amortization	2,951	2,412
Ending Balance	12,545	9,594
Accumulated amortization | Commercialization Rights Trogarzo North America
Accumulated amortization
Beginning balance	1,158	257
Amortization	1,055	901
Ending Balance	2,213	1,158
Accumulated amortization | Commercialization rights- Trogarzo®European Territory
Accumulated amortization
Amortization	384
Ending Balance	384
Accumulated amortization | Commercialization rights – EGRIFTA SV®
Accumulated amortization
Beginning balance	8,436	6,925
Amortization	1,512	1,511
Ending Balance	9,948	8,436
Net Carrying Amount [Member]
Cost
Beginning Balance	27,480
Ending Balance	24,529	27,480
Net carrying amounts
Intangible assets	27,480	27,480
Net Carrying Amount [Member] | Commercialization Rights Trogarzo North America
Cost
Beginning Balance	10,814
Ending Balance	9,759	10,814
Net carrying amounts
Intangible assets	9,759	10,814
Net Carrying Amount [Member] | Commercialization rights- Trogarzo®European Territory
Cost
Beginning Balance	7,612
Ending Balance	7,228	7,612
Net carrying amounts
Intangible assets	7,612	7,612
Net Carrying Amount [Member] | Commercialization rights – EGRIFTA SV®
Cost
Beginning Balance	5,605
Ending Balance	4,093	5,605
Net carrying amounts
Intangible assets	5,605	5,605
Net Carrying Amount [Member] | Oncology Platform
Cost
Beginning Balance	3,449
Ending Balance	3,449	3,449
Net carrying amounts
Intangible assets	$ 3,449	$ 3,449